Consolidated Statements Of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 57,027,000	$ 96,626,000	$ 119,182,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	287,863,000	266,504,000	256,085,000
Amortization of deferred financing costs and debt discounts	3,880,000	3,914,000	3,915,000
Deferred income taxes and investment tax credit adjustments - net	32,653,000	(6,706,000)	(7,378,000)
Allowance for equity funds used during construction	(9,315,000)	(4,784,000)	(5,412,000)
Cash Acquired from Acquisition	0	0	(5,630,000)
Change in certain assets and liabilities:
Accounts receivable	(17,398,000)	(37,387,000)	(13,943,000)
Inventories	(30,171,000)	(47,489,000)	(12,017,000)
Prepayments and other current assets	(6,476,000)	19,056,000	(4,593,000)
Accounts payable	(46,993,000)	(32,038,000)	(21,417,000)
Accrued and other current liabilities	2,790,000	6,532,000	(13,017,000)
Accrued taxes payable/receivable	(18,375,000)	(5,858,000)	638,000
Accrued interest	192,000	2,813,000	(1,099,000)
Pension and other postretirement benefit assets and liabilities	1,625,000	(8,727,000)	(16,592,000)
Current and non-current regulatory assets and liabilities	54,358,000	38,863,000	(104,759,000)
Other non-current liabilities	(9,445,000)	(14,384,000)	10,446,000
Other - net	(4,268,000)	5,335,000	(2,026,000)
Net cash (used in) / provided by operating activities	391,933,000	346,346,000	225,217,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(902,705,000)	(496,510,000)	(291,510,000)
Project development costs	(4,462,000)	(3,910,000)	(1,304,000)
Cost of removal payments	(45,595,000)	(23,948,000)	(35,260,000)
Proceeds from Insurance Settlement, Investing Activities	4,900,000	0	0
Purchase of intangibles	(44,650,000)	0	(26,261,000)
Other	(361,000)	(719,000)	(14,380,000)
Net cash used in investing activities	(992,873,000)	(525,087,000)	(368,715,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from revolving credit facilities	435,000,000	300,000,000	320,000,000
Repayments from revolving credit facilities	(280,000,000)	(360,000,000)	335,000,000
Short-term borrowings	300,000,000	200,000,000	0
Repayments of short-term borrowings	0	(200,000,000)	0
Long-term borrowings	0	350,000,000	95,000,000
Retirement of long-term borrowings, including early payment premium	0	0	(95,000,000)
Dividends on common stock	(104,287,000)	(101,986,000)	(131,476,000)
Equity contributions from shareholders	0	253,000,000	275,000,000
Proceeds from (Payments to) Noncontrolling Interests	77,921,000	0	0
Redemption of preferred stock	0	(60,080,000)	0
Preferred dividends of subsidiary	0	(3,213,000)	(3,213,000)
Contributions from shareholders		253,000,000	275,000,000
Payments of deferred financing costs and discounts	(350,000)	(4,309,000)	(1,387,000)
Other	(313,000)	(35,000)	(131,000)
Net cash provided by / (used in) financing activities	427,971,000	373,377,000	123,793,000
Net change in cash, cash equivalents and restricted cash	(172,969,000)	194,636,000	(19,705,000)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	28,584,000	201,553,000	6,917,000
Cash and Cash Equivalents, at Carrying Value	28,579,000	201,548,000
Cash paid during the period for:
Interest (net of amount capitalized)	129,113,000	115,277,000	118,052,000
Income taxes	0	31,000,000	27,500,000
Non-cash investing activities:
Accruals for capital expenditures	124,626,000	66,949,000	81,325,000
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	983,000	(3,402,000)	19,763,000
Change in Right-of-Use Asset Lease Liability	(1,408,000)	(3,402,000)	19,763,000
Indianapolis Power And Light Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	90,097,000	129,975,000	150,243,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	287,863,000	266,504,000	256,085,000
Amortization of deferred financing costs and debt discounts	2,406,000	2,511,000	2,536,000
Deferred income taxes and investment tax credit adjustments - net	23,582,000	(6,584,000)	(7,373,000)
Allowance for equity funds used during construction	(9,315,000)	(4,784,000)	(5,412,000)
Cash Acquired from Acquisition	0	0	(5,630,000)
Change in certain assets and liabilities:
Accounts receivable	(17,398,000)	(37,391,000)	(13,746,000)
Inventories	(30,171,000)	(47,489,000)	(12,017,000)
Prepayments and other current assets	(6,476,000)	19,016,000	(4,556,000)
Accounts payable	(47,016,000)	(32,232,000)	(21,502,000)
Accrued and other current liabilities	2,790,000	6,532,000	(13,017,000)
Accrued taxes payable/receivable	1,647,000	(3,452,000)	(2,302,000)
Accrued interest	192,000	2,813,000	(1,099,000)
Pension and other postretirement benefit assets and liabilities	1,625,000	(8,727,000)	(16,592,000)
Current and non-current regulatory assets and liabilities	54,358,000	38,863,000	(104,759,000)
Other non-current liabilities	(16,663,000)	(21,717,000)	5,566,000
Other - net	(4,074,000)	4,967,000	(1,645,000)
Net cash (used in) / provided by operating activities	427,479,000	373,269,000	247,784,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(902,705,000)	(496,510,000)	(291,510,000)
Project development costs	(4,462,000)	(3,910,000)	(1,304,000)
Cost of removal payments	(45,595,000)	(23,948,000)	(35,260,000)
Proceeds from Insurance Settlement, Investing Activities	4,900,000	0	0
Loan repayments from parents	0	0	6,110,000
Purchase of intangibles	(44,650,000)	0	(26,261,000)
Other	(361,000)	(719,000)	(14,380,000)
Net cash used in investing activities	(992,873,000)	(525,087,000)	(362,605,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from revolving credit facilities	435,000,000	300,000,000	320,000,000
Repayments from revolving credit facilities	(280,000,000)	(360,000,000)	(335,000,000)
Short-term borrowings	300,000,000	200,000,000	0
Repayments of short-term borrowings	0	(200,000,000)	0
Long-term borrowings	0	350,000,000	95,000,000
Retirement of long-term borrowings, including early payment premium	0	0	(95,000,000)
Dividends on common stock	(140,200,000)	(127,200,000)	(155,700,000)
Proceeds from (Payments to) Noncontrolling Interests	77,921,000	0	0
Redemption of preferred stock	0	(60,080,000)	0
Preferred dividends of subsidiary	0	(3,213,000)	(3,213,000)
Contributions from shareholders	0	253,000,000	275,000,000
Payments of deferred financing costs and discounts	(350,000)	(4,309,000)	(1,325,000)
Other	(313,000)	(33,000)	(131,000)
Net cash provided by / (used in) financing activities	392,058,000	348,165,000	99,631,000
Net change in cash, cash equivalents and restricted cash	(173,336,000)	196,347,000	(15,190,000)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	25,772,000	199,108,000	2,761,000
Cash and Cash Equivalents, at Carrying Value	25,767,000	199,103,000
Cash paid during the period for:
Interest (net of amount capitalized)	93,544,000	80,104,000	82,880,000
Income taxes	0	39,500,000	40,800,000
Non-cash investing activities:
Accruals for capital expenditures	124,626,000	66,949,000	81,325,000
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	983,000	(3,402,000)	19,763,000
Change in Right-of-Use Asset Lease Liability	$ (1,408,000)	$ (3,402,000)	$ 19,763,000